Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ 4,376	$ 4,455		$ 4,455
Balance at end of period	4,455	4,376	$ 4,086	4,455	$ 4,086
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20
Balance at end of period	18	20	20	18	20
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	37	36	40	36	42
Reversal of credit losses	(2)	(1)	(2)	(3)	(3)
Foreign exchange and other	(2)	2			(1)
Balance at end of period	33	37	38	33	38
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	17
Balance at end of period	15	17	18	15	18
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2
Balance at end of period	2	2	1	2	1
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	7	7	7	8
Reversal of credit losses	(1)		(1)	(1)	(1)
Foreign exchange and other					(1)
Balance at end of period	6	7	6	6	6
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5
Balance at end of period	4	5	5	4	5
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18
Balance at end of period	16	18	19	16	19
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18	17	20	17	20
Reversal of credit losses	(1)		(1)	(1)	(1)
Foreign exchange and other	(1)	1
Balance at end of period	16	18	19	16	19
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	912
Balance at end of period	913	912	887	913	887
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12	12	13	12	14
Reversal of credit losses		(1)		(1)	(1)
Foreign exchange and other	(1)	1
Balance at end of period	11	12	13	11	13
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12
Balance at end of period	$ 11	$ 12	$ 13	$ 11	$ 13